Cover	Jul. 03, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 03, 2025
Entity File Number	0-28963
Entity Registrant Name	STRATEGIC ACQUISITIONS INC /NV/
Entity Central Index Key	0000847942
Entity Tax Identification Number	13-3506506
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	51 JFK Parkway
Entity Address, Address Line Two	Suite 135
Entity Address, City or Town	Short Hills
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07078
City Area Code	(908)
Local Phone Number	266-0541
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false